Share-based compensation - Accelerate options (Detail)	12 Months Ended
Dec. 31, 2017 EUR (€)
EUR [Member]
Share-based compensation [Line items]
Outstanding at end of year	2,772,210
USD [Member]
Share-based compensation [Line items]
Outstanding at end of year	3,309,766
Number of share options exercisable in share-based payment arrangement	170,800
Accelerate options [Member] | EUR [Member]
Share-based compensation [Line items]
Outstanding at beginning of year	860,300
Weighted average exercise price beginning of year	€ 16.02
Number of share options exercised in share-based payment arrangement	379,100
Weighted average exercise price of share options exercised in share-based payment arrangement	€ 15.97
Outstanding at end of year	481,200
Weighted average exercise price end of year	€ 16.06
Number of share options exercisable in share-based payment arrangement	481,200
Weighted average exercise price of share options exercisable in share-based payment arrangement	€ 16.06
Accelerate options [Member] | USD [Member]
Share-based compensation [Line items]
Outstanding at beginning of year	257,800
Weighted average exercise price beginning of year	€ 20.02
Number of share options exercised in share-based payment arrangement	87,000
Weighted average exercise price of share options exercised in share-based payment arrangement	€ 20.02
Outstanding at end of year	170,800
Weighted average exercise price end of year	€ 20.02
Weighted average exercise price of share options exercisable in share-based payment arrangement	€ 20.02